PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Fixed assets, net consisted of the following:

	March 31, 2022	December 31, 2021	Estimated Useful Life

Equipment	$113,638	$113,638	3 years
Less: accumulated depreciation and amortization	(54,500)	(45,987)
Property, plant, and equipment, net	$59,138	$67,651

Depreciation expense were $8,513 and $6,935 for the three months ended March 31, 2022 and March 31, 2021, respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Fixed assets, net consisted of the following:

	December 31, 2021	December 31, 2020	Estimated Useful Life

Equipment	$113,638	$79,737	3 years
Less: accumulated depreciation and amortization	(45,987)	(14,945)
Property, plant, and equipment, net	$67,651	$64,792

Depreciation expense were $31,042 and $14,945 for the year ended December 31, 2021 and for the period from January 2, 2020 (inception) to  December 31, 2020, respectively.